Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	₱ 30,466	₱ 27,348	₱ 21,941
Net deferred income tax liabilities	3,366	3,567	₱ 3,704
Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	6,760	8,686
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	5,597	82
Unamortized past service pension costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	5,098	4,795
Defined benefit plans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,620	3,569
Accumulated provision for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,102	2,925
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	2,523	2,798
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,778	1,572
Unrealized foreign exchange gains (losses) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	746	2,735
Net deferred income tax liabilities	269	273
Accumulated Writedown Of Inventories To Net Realizable Values
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	669	624
Unused net operating loss carry over [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	243	231
Minimum corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	607	65
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(30)	(72)
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(247)	(662)
Intangible assets and fair value adjustment on assets acquired - net of amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	2,387	2,597
Unamortized fair value adjustment on fixed assets from business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	338	409
Investment Property [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	207	279
Undepreciated capitalized interest charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	8	8
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	₱ 157	₱ 1